Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Allowance for doubtful accounts	$ 1.2	$ 1.9	$ 1.3
Common stock, par value	$ 0.001	$ 0.001	$ 0.014
Common stock, authorized	90,824,000	49,188,071	1,000,000,000
Common stock, issued	66,398,804	49,188,071	1,000,000,000
Common stock, outstanding	66,398,804